Annual Fund Operating Expenses - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.23%	[1]
Fee Waiver or Reimbursement	0.38%	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1]
Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.56%	[1]
Fee Waiver or Reimbursement	0.44%	[1]
Net Expenses (as a percentage of Assets)	1.12%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.93%	[1]
Fee Waiver or Reimbursement	0.44%	[1]
Net Expenses (as a percentage of Assets)	0.49%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	2.15%	[1]
Fee Waiver or Reimbursement	0.53%	[1]
Net Expenses (as a percentage of Assets)	1.62%	[1]

[1]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.49% for Class I and 1.62% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.